UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Stephen D. Lane
Title:		Chief Financial Officer
Phone:		415-284-8516
Signature,		Place,				and Date of Signing:
Stephen D. Lane		San Francisco, California	February 14, 2012
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		18
Form 13F Information Table Value Total:		1,080,259
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
                                                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE     SHARED  NONE
ARCH CAP GROUP LTD        ORD             G0450A105  159,890   4,294,655  SH         SOLE                 4,294,655
ARCH CAP GROUP LTD        ORD             G0450A905  54,695    1,469,100  SH   CALL  SOLE                 1,469,100
EXXON MOBIL CORP          COM             30231G902  96,372    1,137,000  SH   CALL  SOLE                 1,137,000
GENERAL DYNAMICS CORP     COM             369550108  24,601    370,439    SH         SOLE                 370,439
GRUPO TELEVISA SA DE CV   SP ADR REP ORD  40049J206  41,676    1,978,930  SH         SOLE                 1,978,930
HOME DEPOT INC            COM             437076102  15,930    378,913    SH         SOLE                 378,913
HOME DEPOT INC            COM             437076902  4,288     102,000    SH   CALL  SOLE                 102,000
LIBERTY MEDIA CORP NEW    INT COM SER A   53071M104  53,320    3,288,344  SH         SOLE                 3,288,344
LIBERTY MEDIA CORPORATION LIB CAP COM A   530322106  114,315   1,464,643  SH         SOLE                 1,464,643
LOWES COS INC             COM             548661107  18,787    740,241    SH         SOLE                 740,241
LPL INVT HLDGS INC        COM             50213H100  113,632   3,720,753  SH         SOLE                 3,720,753
MOHAWK INDS INC           COM             608190104  53,903    900,634    SH         SOLE                 900,634
SCHWAB CHARLES CORP NEW   COM             808513105  29,886    2,654,162  SH         SOLE                 2,654,162
SEALY CORP                COM             812139301  8,666     5,038,597  SH         SOLE                 5,038,597
SEALY CORP                SR SECD 3RD 8%  812139400  40,925    721,154    SH         SOLE                 721,154
THERAVANCE INC            COM             88338T104  22,174    1,003,356  SH         SOLE                 1,003,356
VIASAT INC                COM             92552V100  112,274   2,434,378  SH         SOLE                 2,434,378
WAL MART STORES INC       COM             931142903  114,925   1,923,100  SH   CALL  SOLE                 1,923,100
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